Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2017
Other comprehensive income (loss)
Other comprehensive income (loss)

24.   Other comprehensive income (loss)

        The changes in the components of other comprehensive income (loss) for the years ended December 31, 2017, 2016, and 2015 are as follows:

Other comprehensive income (loss)
in € THOUS
	2017			2016			2015
	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit pension plans	6,840	(27,393)	(20,553)	(31,423)	7,085	(24,338)	30,169	(8,830)	21,339
Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment	(1,284,173)	—	(1,284,173)	368,429	—	368,429	674,727	—	674,727
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	1,613	(430)	1,183	(1,357)	568	(789)	12,700	(4,070)	8,630
Reclassification adjustments	26,370	(7,977)	18,393	26,468	(7,607)	18,861	41,496	(11,317)	30,179

Total other comprehensive income (loss) relating to cash flow hedges	27,983	(8,407)	19,576	25,111	(7,039)	18,072	54,196	(15,387)	38,809

Other comprehensive income (loss)	(1,249,350)	(35,800)	(1,285,150)	362,117	46	362,163	759,092	(24,217)	734,875